Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Receivables [Abstract]
Schedule of Other Receivables
	June 30, 2025		December 31, 2024
	USD	AED	AED
Bank guarantee	25,654	94,200	94,200
Prepayments *	121,456	445,987	262,701
Other deposits	44,132	162,051	286,823
VAT receivable	87,520	321,372	216,766
Other	5,029	18,471	11,590
	283,791	1,042,081	872,080

*	Prepayments:

	December 31, 2024		December 31, 2023
	USD	AED	AED
Bank guarantee	25,654	94,200	86,350
Prepayments *	71,542	262,701	274,452
Other deposits	78,111	286,823	143,301
VAT receivable	59,032	216,766	105,806
Other	3,156	11,590	59,230
	237,495	872,080	669,139

*Prepayments:

Schedule of Prepayments

The Company has prepayments totaling AED 445,987 as of June 30, 2025, classified as follows:

1 – Prepaid Rent:	AED	189,780
2 – Prepaid Medical Insurance:	AED	146,138
3 – Prepaid Rent Services Charge:	AED	31,702
4 – Prepaid Subscriptions:	AED	68,155
5 – Prepaid Equipment Rental:	AED	3,539
6 – Prepaid Equipment Insurance:	AED	6,673

The Company has prepayments totaling AED 262,701 as of December 31, 2024, classified as follows:

1 – Prepaid Rent:	AED	84,728
2 – Prepaid Medical Insurance:	AED	32,939
3 – Prepaid Rent Services Charge:	AED	95,107
4 – Prepaid Subscriptions:	AED	49,927

The Company has prepayments totaling AED 262,701 as of December 31, 2024, classified as follows:

1 - Prepaid Rent:	AED	84,728
2 - Prepaid Medical Insurance:	AED	32,939
3 - Prepaid Rent Services Charge:	AED	95,107
5 - Prepaid Subscriptions:	AED	49,927

The Company has prepayments totaling AED 274,452 as of December 31, 2023, classified as follows:

1 - Prepaid Rent:	AED	16,890
2 - Prepaid Medical Insurance:	AED	49,965
3 - Prepaid Rent Services Charge:	AED	95,654
4 - Prepaid Equipment Rental:	AED	111,943